Prepaid Expenses and Other Current Assets	12 Months Ended
May 31, 2025
DIAMIR BIOSCIENCES CORP. [Member]
Prepaid Expenses and Other Current Assets [Line Items]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 4 — PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	May 31, 2025	May 31, 2024
Deferred costs of equity financing	$—	$114,000
Advances to suppliers	45,252	—
Other	1,397	6,139
Total	$46,649	$120,139